Collaborative Arrangements (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2020	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expenses		$ 342	$ 695	$ 698	$ 2,110	$ 3,225	$ 7,567
Cooperative Research and Development Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Estimated total contribution of project	$ 1,200
Contribution in cash	1,200
Contribution in-kind, personnel salaries	$ 600
Collaborative Arrangement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expenses			$ 100		$ 100	$ 100	$ 1,600